NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2019
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

14.          NET INCOME (LOSS) PER SHARE

For the years ended December 31, 2017, 2018 and 2019, for the purpose of calculating net (loss) income per share as a result of the Reorganization as described in Note 1, the number of shares used in the calculation reflects the outstanding shares of the Company as if the Reorganization took place from the earliest date.

Basic and diluted net income (loss) per share for each of the periods presented were calculated as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income attributable to shareholders of the Company	164,865	1,193,311	2,501,595
Deemed dividend to shareholders upon issuance of Series A and A+ preferred share (note 9)	—	(3,097,733)	—
Net income (loss) attributable to Class A and Class B ordinary shareholders for computing basic and diluted net loss per share	164,865	(1,904,422)	2,501,595
Denominator:
Weighted average Class A and Class B ordinary shares outstanding used in computing basic income (loss) per ordinary share	198,347,168	202,751,277	288,827,604
Plus: incremental weighted average ordinary shares from assumed exercise of stock options and restricted shares using the treasury stock method	—	—	12,110,866
Weighted average Class A and Class B ordinary shares outstanding used in computing diluted income (loss) per ordinary share	198,347,168	202,751,277	300,938,470
Basic net income (loss) per share	0.83	(9.39)	8.66
Diluted net income (loss) per share	0.83	(9.39)	8.31

For the year ended December 31, 2018, stock options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company were 2,679,463 on a weighted average basis. In addition, 21,857,895 number of Preferred Shares calculated on a weighted average basis were excluded from the calculation of diluted net loss per share in 2018 as their inclusion would have been anti-dilutive. For the year ended December 31, 2019, no options or RSUs were excluded from the calculation of diluted EPS due to the anti-dilutive effect.